SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Certain of the Company’s estimates could be affected by external conditions, including those unique to the Company and general economic conditions. It is reasonably possible that these external factors could have an effect on the Company’s estimates and could cause actual results to differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents. The Company considers all highly liquid, short-term investments with original maturities of three months or less when purchased to be cash equivalents. As of December 31, 2025, the Company held $1,402 of cash or cash equivalents.

Contingent Liabilities

Contingent Liabilities. The Company, from time to time, may be involved in certain legal proceedings. Based upon consultation with outside counsel handling its defense in these matters and the Company’s analysis of potential outcomes, if the Company determines that a loss arising from such matters is probable and can be reasonably estimated, an estimate of the contingent liability is recorded in its financial statements. If only a range of estimated loss can be determined, an amount within the range that, based on estimates, assumptions and judgments, reflects the most likely outcome, is recorded as a contingent liability in the financial statements. In situations where none of the estimates within the estimated range is a better estimate of probable loss than any other amount, the Company records the low end of the range. Any such accrual would be charged to expense in the appropriate period. Litigation expenses for these types of contingencies are recognized in the period in which the litigation services were provided.

Revenue Recognition

Revenue Recognition. The Company has not recognized any revenues for the years ended December 31, 2025 and 2024. The Company has adopted Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers, which establishes principles for recognizing revenue from customer contracts. Under ASC 606, revenue is recognized when control of a promised good or service is transferred to the customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Although the Company has not commenced revenue-generating activities as of December 31, 2025, it is in the process of preparing to commence cryptocurrency mining operations. Upon commencement, the Company expects to generate revenue primarily through the validation of blockchain transactions and the subsequent receipt of cryptocurrency rewards. The Company’s future revenue recognition model will evaluate each blockchain protocol to determine whether revenue is earned through a contract with a customer under ASC 606 or through other guidance, such as ASC 610, depending on the nature of the consideration. To the extent that mining rewards are deemed to arise from arrangements that fall under ASC 606, the Company will apply the following five-step model:

1.	Identify the contract(s) with a customer
2.	Identify the performance obligations in the contract
3.	Determine the transaction price
4.	Allocate the transaction price to the performance obligations
5.	Recognize revenue when or as the entity satisfies a performance obligation

The Company will also assess whether it is acting as a principal or agent in its arrangements and whether variable consideration (e.g., mining rewards subject to network difficulty and block confirmation) is constrained. In periods when the Company receives digital assets, those assets will be measured at fair value on the date received and recognized as revenue if they meet the criteria under ASC 606.

As of December 31, 2025, the Company had not yet acquired or deployed any mining equipment and has not commenced any mining operations.

Cost of Revenues. Cost of revenues will include the direct costs associated with cryptocurrency mining operations, including electricity and power usage, depreciation of mining equipment, mining pool fees, and other costs directly attributable to the generation of cryptocurrency rewards.

Comprehensive income

Comprehensive income. The Company follows Accounting Standards Codification (“ASC”) 220 in reporting comprehensive income. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. For the years ended December 31, 2025 and 2024, the Company had no items of other comprehensive income. As such, comprehensive loss equals net loss for each period presented.

Earnings Per Share

Earnings Per Share. The Company follows ASC 260 when reporting Earnings Per Share (“EPS”) resulting in the presentation of basic and diluted earnings per share. Basic net (loss) income per common share is computed by dividing net (loss) income by the weighted average number of common shares outstanding during the period. Diluted net (loss) income per common share is computed by dividing net income by the weighted average number of common shares outstanding, plus the effect of potentially dilutive securities, if any, using the treasury stock method. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive.

The Company did not have any potentially dilutive securities outstanding as of December 31, 2025 and 2024. Because the Company had no common shares outstanding during the years ended December 31, 2025 and 2024, net (loss) income per share has not been presented as it is not meaningful.

Income Taxes

Income Taxes. The Company accounts for income taxes under the provisions of the FASB ASC Topic 740 “Income Taxes” (“ASC Topic 740”). The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of items that have been included or excluded in the financial statements or tax returns. Deferred tax assets and liabilities are determined on the basis of the difference between the tax basis of assets and liabilities and their respective financial reporting amounts (“temporary differences”) at enacted tax rates in effect for the years in which the temporary differences are expected to reverse. The Company utilizes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s financial statements as of December 31, 2025 and 2024. The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as general and administrative expenses in the statements of comprehensive income. The Company is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.

Fair Value Measurements

Fair Value Measurements. The Company measures the fair value of financial assets and liabilities based on the guidance of ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities

Level 2 — quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3 — inputs that are unobservable (for example, cash flow modeling inputs based on assumptions)

Recent Accounting Pronouncements

Recent Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-08, Intangibles—Goodwill and Other – Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets. The new guidance requires entities to measure certain crypto assets at fair value, with changes in fair value recognized in net income. The amendments are effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact of this guidance and will apply it upon commencement of cryptocurrency mining operations.

Segment Reporting

Segment Reporting. The Company follows ASC 280, Segment Reporting, and uses the management approach to identify operating segments. The Company’s Chief Executive Officer is the chief operating decision maker. As of December 31, 2025, the Company operated in a single reportable segment focused on the development of cryptocurrency mining operations.